Average Annual Total Returns - ProShares MSCI EAFE Dividend Growers	None OneYear	None FiveYears	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions SinceInception	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares SinceInception	MSCI EAFE Dividend Masters Index OneYear		MSCI EAFE Dividend Masters Index FiveYears		MSCI EAFE Dividend Masters Index SinceInception
Total	9.29%	6.28%	3.60%	Aug. 19, 2014	8.98%	5.81%	3.16%	5.86%	4.91%	2.79%	9.98%	[1]	6.82%	[1]	4.16%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Returns are netreturns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.